Deferred revenue	12 Months Ended
Dec. 31, 2023
Deferred revenue
Deferred revenue

17.  Deferred revenue

	December 31,
	2022	2023
	US$	US$

Deferred revenue, current
Live streaming	63,303	56,817
Others	22,711	16,856
Total current deferred revenue	86,014	73,673

Deferred revenue, non-current
Live streaming	9,430	5,516
Others	335	7,416
Total non-current deferred revenue	9,765	12,932